UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Cyrus Opportunities Master Fund II, Ltd.
           (f/k/a OZF Credit Opportunities Master Fund II, Ltd.)

Address:   390 Park Avenue, 21st Floor
           New York, New York 10022

13F File Number: 28-11464


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen C. Freidheim
Title: Managing Member of Cyrus Capital Partners GP, L.L.C., the general partner of Cyrus Capital Partners, L.P. (the investment manager to Cyrus Opportunities Master Fund, Ltd.).
Phone:  (212) 380-5880


Signature, Place and Date of Signing:

/s/ Stephen C. Freidheim           New York, NY              November 11, 2005
--------------------------      -------------------        ---------------------
    [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

1.  28-10102 Cyrus Capital Partners, L.P. (f/k/a OZF Management, L.P.)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    $0
                                       (thousands)


List of Other Included Managers:  None

FORM 13F INFORMATION TABLE



COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------     --------------   -----------   ---------     --------------------  ----------- --------- --------------------
                                                     VALUE        SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
---------------     --------------   -----------   ---------     --------------------  ----------- --------- --------------------
None                None              None         None           None     None  None   None        None      None  None    None










23184.0002 #616756